Game operation cost	12 Months Ended
Dec. 31, 2023
Game operation cost
Game operation cost

9.   Game operation cost

Game operation cost consists of employee benefits expenses and technical support services. The following table summarizes game operation cost for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Employee benefits expenses	(39,155)	(35,282)	(13,985)
Technical support services	(12,514)	(8,754)	(4,960)
	(51,669)	(44,036)	(18,945)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.